Investment in associate - Statements of financial position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Cash and cash equivalents	$ 857,747	$ 932,069	$ 833,841
Other current assets	39,346	9,842
Non-current assets	4,755,106	4,100,823
Current liabilities	(942,617)	(963,218)
Investment in associate	197,083	217,319
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net assets	120,755	140,991
Long-term receivable from Atlas	76,328	76,328
Investment in associate	$ 197,083	$ 217,319
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Cash and cash equivalents	$ 24,420	$ 12,619
Other current assets	182,103	190,594
Non-current assets	184,373	219,812
Current liabilities	(92,108)	(79,124)
Other long-term liabilities, including current maturities	(107,416)	(120,461)
Net assets	$ 191,372	$ 223,440
Ownership rate	100.00%